Earnings (Loss) per Common Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings (Loss) per Common Share

10. Earnings (Loss) per Common Share

The Company calculates basic earnings (loss) per share in conformity with the two-class method required for companies with participating securities. The Company considered its Series G redeemable convertible preferred shares to be participating securities as the holders are entitled to receive dividends on as-converted basis in the event that dividends are declared and paid on the Company’s common shares. The Company calculates diluted earnings (loss) per share using the most dilutive of the two-class method and the if-converted method.

Under the two-class method, basic earnings (loss) per share is calculated by dividing the net income (loss) by the weighted-average number of common shares outstanding during the period, less shares subject to repurchase.

The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Any remaining earnings would be distributed to the holders of common stock and the holders of the Series G Convertible Preferred Shares on a pro-rata basis assuming conversion of all Series G Convertible Preferred Shares into common shares. This participating security does not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to the Company’s participating security.

Diluted earnings (loss) per share is computed by giving effect to all potentially dilutive common share equivalents outstanding for the period. For the year ended December 31, 2022, securities that could potentially dilute basic earnings per share in the future that were included in the computation of diluted earnings per share, were the preferred convertible stock that requires the payment of cash by the holder upon conversion, the proceeds assumed to be received shall be assumed to be applied to purchase common stock under the treasury stock method and the convertible security shall be assumed to be converted under the if-converted method. Net income attributable to common stockholders of Tsakos Energy Navigation Limited for the year ended December 31, 2022, is adjusted by the amount of dividends on Series G Convertible Preferred Shares and corresponding undistributed income to Series G participants, as set forth below. For the year ended December 31, 2021, and December 31, 2020, these convertible securities that could potentially dilute basic loss per share in the future were not included in the computation of diluted loss per share, because to do so would have anti-dilutive effect. Two class-method was the most dilutive method for the comparative periods.

The following table sets forth the computation of basic and diluted net income (loss) per share:

	2022	2021	2020
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	$204,234	$(151,401)	$24,002
Preferred share dividends, Series C	—	—	(3,328)
Preferred share dividends, Series D	(7,694)	(7,596)	(7,492)
Preferred share dividends, Series E	(10,975)	(10,822)	(10,637)
Preferred share dividends, Series F	(16,024)	(15,131)	(14,250)
Preferred share dividends, Series G	(31)	(54)	(872)
Undistributed income to Series G participants	(1,250)	—	—
Deemed dividend on partially Series G preferred shares	—	(2,171)	—
Deemed dividend on Series C preferred shares	—	—	(2,493)
Net income (loss) attributable to common stockholders	168,260	(187,175)	(15,070)
Preferred share dividends, Series G	31	—	—
Undistributed income to Series G participants	1,250	—	—
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	169,541	(187,175)	(15,070)
Denominator
Weighted average number of shares, basic	27,970,799	19,650,307	18,768,599
Effect of dilutive shares	217,265	—	—
Weighted average number of shares, diluted	28,188,064	19,650,307	18,768,599
Earnings (Loss) per share, basic attributable to Tsakos Energy Navigation Limited	$6.02	$(9.53)	$(0.80)
Earnings (Loss) per share, diluted attributable to Tsakos Energy Navigation Limited	$6.01	$(9.53)	$(0.80)

For purposes of this calculation, 217,265 weighted potential redeemable convertible preferred shares for the year ended December 31, 2022, are included in the computation of diluted earnings per common share. For the year ended December 31, 2021, and 2020, potential redeemable convertible preferred shares of 306,190 and 1,743,607, respectively, are considered common shares equivalents but have been excluded from the calculation of diluted net loss per share as their effect is anti-dilutive. Basic and diluted net loss per share was the same for each period presented.